SCHEDULE OF OPERATING LEASES SUPPLEMENTAL CASH FLOW INFORMATION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Lease
Cash paid for amounts included in the measurement of lease liabilities	¥ 5,332	¥ 4,184
Right-of-use assets obtained in exchange for operating lease liabilities	¥ 18,106